Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Net income (loss) for the period:	€ (21,344)	€ (24,764)
Items which will not reclassified in the consolidated statement of income (loss)
Actuarial gains and (losses) related to defined benefit obligations	142	116
Elements which will be reclassified in the consolidated statement of income (loss)
Foreign currency translation gain (loss)	1,025	(257)
Other comprehensive income (loss)	1,168	(141)
Total comprehensive income (loss)	€ (20,176)	€ (24,905)